Basic and Diluted Loss per Share - Schedule of Basic and Diluted Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Loss for the period	£ (3,892)	£ (9,087)	£ (12,295)	£ (18,848)
Basic and diluted weighted average number of shares	52,196	52,162	52,190	51,907
Basic loss per share	£ (0.07)	£ (0.17)	£ (0.24)	£ (0.36)
Diluted loss per share	£ (0.07)	£ (0.17)	£ (0.24)	£ (0.36)